INCOME TAXES - Provision (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax expense/(recovery)
Canada	CAD (407)	CAD (661)	CAD (795)
United States	(47,550)	(1,690)	(16,092)
Current Tax expense/(recovery)	(47,957)	(2,351)	(16,887)
Deferred Tax expense/(recovery)
Canada	(17,127)	(23,714)	(52,603)
United States	147,072	(211,133)	(97,985)
Deferred Tax expense/(recovery)	129,945	(234,847)	(150,588)
Income Tax expense/(recovery)	CAD 81,988	CAD (237,198)	CAD (167,475)